Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000011548 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011548 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011548 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011548 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011548 | BBB
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000011548 | A
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000011548 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000011548 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011548 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011548 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011548 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	97.00%
C000155931 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000155931 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000155931 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000155931 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000155931 | BBB
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000155931 | A
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000155931 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000155931 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000155931 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	0.20%
C000155931 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.80%
C000155931 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	97.00%
C000011549 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011549 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011549 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000011549 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011549 | BBB
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000011549 | A
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000011549 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000011549 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000011549 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	0.20%
C000011549 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.80%
C000011549 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	97.00%
C000065127 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000065127 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065127 | B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000065127 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065127 | BBB
Holdings [Line Items]
Percent of Net Asset Value	48.60%
C000065127 | A
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000065127 | AA
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000065127 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000065127 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	0.20%
C000065127 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.80%
C000065127 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	97.00%
C000011562 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.80%
C000011562 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011562 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011562 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011562 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000011562 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011562 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011562 | Oddity Tech Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011562 | MongoDB, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011562 | Strategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011562 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000011562 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000011562 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011562 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.50%
C000011562 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011562 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.40%
C000011562 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.00%
C000011562 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000011562 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000011562 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	39.00%
C000155934 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.80%
C000155934 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000155934 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.20%
C000155934 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000155934 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000155934 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000155934 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000155934 | Oddity Tech Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000155934 | MongoDB, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000155934 | Strategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000155934 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000155934 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000155934 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000155934 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.50%
C000155934 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.20%
C000155934 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.40%
C000155934 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.00%
C000155934 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000155934 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000155934 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	39.00%
C000011563 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.80%
C000011563 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000011563 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011563 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000011563 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000011563 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000011563 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000011563 | Oddity Tech Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000011563 | MongoDB, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000011563 | Strategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000011563 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000011563 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000011563 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000011563 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.50%
C000011563 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.20%
C000011563 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.40%
C000011563 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.00%
C000011563 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000011563 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000011563 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	39.00%
C000113795 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.80%
C000113795 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000113795 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.20%
C000113795 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000113795 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000113795 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000113795 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000113795 | Oddity Tech Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000113795 | MongoDB, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000113795 | Strategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000113795 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000113795 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000113795 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000113795 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.50%
C000113795 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.20%
C000113795 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.40%
C000113795 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.00%
C000113795 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000113795 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000113795 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	39.00%
C000129401 | Cloudflare, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	12.80%
C000129401 | ROBLOX Corp.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.30%
C000129401 | IonQ, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	7.20%
C000129401 | Affirm Holdings, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	6.40%
C000129401 | QXO, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	5.40%
C000129401 | Royalty Pharma PLC---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	4.40%
C000129401 | Core & Main, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.90%
C000129401 | Oddity Tech Ltd.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.80%
C000129401 | MongoDB, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.60%
C000129401 | Strategy, Inc.---Confluence.UserFunctions.LogicalObjects.SecurityIdentifiers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000129401 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000129401 | SectorReal Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000129401 | SectorConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.50%
C000129401 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.50%
C000129401 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.20%
C000129401 | SectorHealth Care
Holdings [Line Items]
Percent of Total Investments	9.40%
C000129401 | SectorCommunication Services
Holdings [Line Items]
Percent of Total Investments	10.00%
C000129401 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	10.10%
C000129401 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000129401 | SectorInformation Technology
Holdings [Line Items]
Percent of Total Investments	39.00%
C000011555 | RegionAfrica
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000011555 | RegionSouth America
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011555 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011555 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011555 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	8.10%
C000011555 | RegionEurope
Holdings [Line Items]
Percent of Total Investments	19.00%
C000011555 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	69.50%
C000011555 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	19.80%
C000011555 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.60%
C000011555 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.00%
C000011555 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000011555 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000011555 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000011555 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011555 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000011555 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000011555 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011555 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011555 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011555 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	47.70%
C000155933 | RegionAfrica
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000155933 | RegionSouth America
Holdings [Line Items]
Percent of Total Investments	0.40%
C000155933 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.40%
C000155933 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.60%
C000155933 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	8.10%
C000155933 | RegionEurope
Holdings [Line Items]
Percent of Total Investments	19.00%
C000155933 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	69.50%
C000155933 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	19.80%
C000155933 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.60%
C000155933 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.00%
C000155933 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000155933 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000155933 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000155933 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.40%
C000155933 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000155933 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000155933 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.50%
C000155933 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.30%
C000155933 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000155933 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	47.70%
C000011556 | RegionAfrica
Holdings [Line Items]
Percent of Total Investments	0.00%	[5]
C000011556 | RegionSouth America
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011556 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011556 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.60%
C000011556 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	8.10%
C000011556 | RegionEurope
Holdings [Line Items]
Percent of Total Investments	19.00%
C000011556 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	69.50%
C000011556 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	19.80%
C000011556 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.60%
C000011556 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.00%
C000011556 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000011556 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000011556 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[6]
C000011556 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.40%
C000011556 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000011556 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000011556 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.50%
C000011556 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.30%
C000011556 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000011556 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	47.70%
C000113792 | RegionAfrica
Holdings [Line Items]
Percent of Total Investments	0.00%	[7]
C000113792 | RegionSouth America
Holdings [Line Items]
Percent of Total Investments	0.40%
C000113792 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.40%
C000113792 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.60%
C000113792 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	8.10%
C000113792 | RegionEurope
Holdings [Line Items]
Percent of Total Investments	19.00%
C000113792 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	69.50%
C000113792 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	19.80%
C000113792 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.60%
C000113792 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.00%
C000113792 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000113792 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000113792 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[8]
C000113792 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.40%
C000113792 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000113792 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000113792 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.50%
C000113792 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.30%
C000113792 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000113792 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	47.70%
C000156275 | RegionAfrica
Holdings [Line Items]
Percent of Total Investments	0.00%	[9]
C000156275 | RegionSouth America
Holdings [Line Items]
Percent of Total Investments	0.40%
C000156275 | Multi National
Holdings [Line Items]
Percent of Total Investments	0.40%
C000156275 | Oceania
Holdings [Line Items]
Percent of Total Investments	2.60%
C000156275 | RegionAsia
Holdings [Line Items]
Percent of Total Investments	8.10%
C000156275 | RegionEurope
Holdings [Line Items]
Percent of Total Investments	19.00%
C000156275 | RegionNorth America
Holdings [Line Items]
Percent of Total Investments	69.50%
C000156275 | AssetSovereign
Holdings [Line Items]
Percent of Total Investments	19.80%
C000156275 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.60%
C000156275 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.00%
C000156275 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000156275 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000156275 | AssetRights
Holdings [Line Items]
Percent of Total Investments	0.00%	[10]
C000156275 | AssetSupranational
Holdings [Line Items]
Percent of Total Investments	0.40%
C000156275 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000156275 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000156275 | AssetMortgages - Other
Holdings [Line Items]
Percent of Total Investments	1.50%
C000156275 | AssetAgency Fixed Rate Mortgages
Holdings [Line Items]
Percent of Total Investments	4.30%
C000156275 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000156275 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	47.70%
C000110150 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000110150 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000110150 | CCC
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000110150 | B
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000110150 | BB
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000110150 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110150 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000110150 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	95.10%
C000110150 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000110150 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.50%
C000155936 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000155936 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000155936 | CCC
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000155936 | B
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000155936 | BB
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000155936 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000155936 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000155936 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	95.10%
C000155936 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000155936 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.50%
C000110149 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000110149 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000110149 | CCC
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000110149 | B
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000110149 | BB
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000110149 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110149 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000110149 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	95.10%
C000110149 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000110149 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.50%
C000198829 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000198829 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198829 | CCC
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000198829 | B
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000198829 | BB
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000198829 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000198829 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000198829 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	95.10%
C000198829 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000198829 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.50%
C000110152 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000110152 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000110152 | CCC
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000110152 | B
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000110152 | BB
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000110152 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110152 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000110152 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	95.10%
C000110152 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000110152 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.50%
C000138838 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000138838 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000138838 | CCC
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000138838 | B
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000138838 | BB
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000138838 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000138838 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.30%
C000138838 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	95.10%
C000138838 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000138838 | AssetSenior Loan Interests
Holdings [Line Items]
Percent of Total Investments	3.50%
C000163600 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000163600 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000163600 | A
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000163600 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163600 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000163600 | Sovereign
Holdings [Line Items]
Percent of Total Investments	0.30%
C000163600 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	6.60%
C000163600 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	15.30%
C000163600 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	20.10%
C000163600 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	25.60%
C000163600 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	32.10%
C000163598 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000163598 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000163598 | A
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000163598 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163598 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000163598 | Sovereign
Holdings [Line Items]
Percent of Total Investments	0.30%
C000163598 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	6.60%
C000163598 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	15.30%
C000163598 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	20.10%
C000163598 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	25.60%
C000163598 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	32.10%
C000163599 | Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000163599 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000163599 | A
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000163599 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163599 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000163599 | Sovereign
Holdings [Line Items]
Percent of Total Investments	0.30%
C000163599 | Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	6.60%
C000163599 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	15.30%
C000163599 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	20.10%
C000163599 | Commercial Paper
Holdings [Line Items]
Percent of Total Investments	25.60%
C000163599 | Floating Rate Notes
Holdings [Line Items]
Percent of Total Investments	32.10%

[1]	Amount is less than 0.05%
[2]	Amount is less than 0.05%
[3]	Amount is less than 0.05%
[4]	Amount is less than 0.05%
[5]	Amount is less than 0.05%
[6]	Amount is less than 0.05%
[7]	Amount is less than 0.05%
[8]	Amount is less than 0.05%
[9]	Amount is less than 0.05%
[10]	Amount is less than 0.05%